DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about movement in debt facilities [Table Text Block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2021	$181,178	$56	$181,234
Finance costs
Interest expense	896	1,241	2,137
Accretion	8,673	-	8,673
Proceeds from drawdown of revolving credit facility	-	50,000	50,000
Repayments of principal	-	(30,000)	(30,000)
Payments of finance costs	(505)	(1,177)	(1,682)
Balance at December 31, 2022	$190,242	$20,120	$210,362
Finance costs
Interest expense	858	2,616	3,474
Accretion	9,170	-	9,170
Payments of finance costs	(864)	(2,330)	(3,194)
Balance at December 31, 2023	$199,406	$20,406	$219,812

Statements of Financial Position Presentation
Current portion of debt facilities	$431	$120	$551
Non-current portion of debt facilities	189,811	20,000	209,811
Balance at December 31, 2022	$190,242	$20,120	$210,362
Current portion of debt facilities	$426	$406	$832
Non-current portion of debt facilities	198,980	20,000	218,980
Balance at December 31, 2023	$199,406	$20,406	$219,812